Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 8,210,938	$ 3,714,304	$ 4,566,992
Investments, held to maturity (net)	6,742,987	10,698,982	17,297,165
Prepaid expenses and other current assets	986,264	863,227	1,066,638
Total Current Assets	15,940,189	15,276,513	22,930,795
Property and Equipment, net	467,999	445,534	53,753
Other Assets
Restricted cash	101,146	101,129	1,252
Deposits	69,798	19,798	9,320
Related party receivable	58,017	48,642	$ 24,946
Deferred financing costs, net	25,379	24,554
Total Other Assets	254,340	194,123	$ 35,518
Total Assets	16,662,528	15,916,170	23,020,066
Current Liabilities
Accounts payable	936,361	1,367,426	651,917
Accrued expenses and other payables	2,074,174	$ 805,968	503,050
Accrued interest			$ 25,364
Current portion of long term debt	2,053,859	$ 397,465
Total Current Liabilities	5,064,394	2,570,859	$ 1,180,331
Long Term Liabilities
Long term debt, net of discount and current portion	2,831,787	$ 2,314,124
Other long term liabilities	12,228		$ 122,590
Total Liabilities	$ 7,908,409	$ 4,884,983	$ 1,302,921
Commitments and Contingencies
Stockholders' Equity
Common stock, $.0002 par value; 50,000,000 shares authorized, 8,415,434 and 6,492,622 shares issued and outstanding at September 30, 2015 (unaudited) and December 31, 2014, respectively	$ 1,365	$ 982	$ 961
Additional paid in capital	48,038,935	35,894,823	34,337,591
Accumulated deficit	(37,943,582)	$ (24,135,447)	(12,346,630)
Accumulated other comprehensive loss	(64,238)
Total Stockholders' Equity- Less Non-Controlling Interest	10,032,480	$ 11,760,358	21,991,922
Non-Controlling Interest	(1,278,361)	(729,171)	(274,777)
Total Stockholders' Equity - Heat Biologics, Inc.	8,754,119	11,031,187	21,717,145
Total Liabilities and Stockholders' Equity	$ 16,662,528	$ 15,916,170	$ 23,020,066
Series 1 Preferred Stock [Member]
Stockholders' Equity
Total Stockholders' Equity - Heat Biologics, Inc.
Series A Preferred Stock [Member]
Stockholders' Equity
Total Stockholders' Equity - Heat Biologics, Inc.
Series B-1 Preferred Stock [Member]
Stockholders' Equity
Total Stockholders' Equity - Heat Biologics, Inc.